Other current operating assets and liabilities	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other current operating assets
3.6 Other current operating assets and liabilities

(CHF in millions)	6/30/2025	12/31/2024

Prepaid expenses	24.2	29.0
Indirect taxes (VAT/GST) receivables	60.8	45.4
Prepaid gift cards	16.8	13.0
Other current operating assets	37.5	26.3
Other current operating assets	139.3	113.7

(CHF in millions)	6/30/2025	12/31/2024

Accrued expenses	179.2	184.4
Accrued personnel expenses	14.2	17.1
Indirect taxes (VAT/GST) payables	48.6	42.5
Social security payables	26.6	17.1
Other payables	27.8	25.4
Other current operating liabilities	24.5	12.8
Other current operating liabilities	320.9	299.3
Accrued expenses mainly comprise accruals for outstanding vendor invoices related to marketing, freight, customs, selling and distribution. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans.
Other current operating liabilities
3.6 Other current operating assets and liabilities

(CHF in millions)	6/30/2025	12/31/2024

Prepaid expenses	24.2	29.0
Indirect taxes (VAT/GST) receivables	60.8	45.4
Prepaid gift cards	16.8	13.0
Other current operating assets	37.5	26.3
Other current operating assets	139.3	113.7

(CHF in millions)	6/30/2025	12/31/2024

Accrued expenses	179.2	184.4
Accrued personnel expenses	14.2	17.1
Indirect taxes (VAT/GST) payables	48.6	42.5
Social security payables	26.6	17.1
Other payables	27.8	25.4
Other current operating liabilities	24.5	12.8
Other current operating liabilities	320.9	299.3
Accrued expenses mainly comprise accruals for outstanding vendor invoices related to marketing, freight, customs, selling and distribution. Accrued personnel expenses mainly comprise accruals for costs related to bonus, vacation and participation plans.